Other liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 1,184	€ 1,337
Payables due to brokers and agents	385	428
Payables out of reinsurance	3,010	2,443
Social security and taxes payable	125	125
Investment creditors	1,228	1,437
Cash collateral on derivative transactions	2,335	2,841
Cash collateral on securities lended	3,277	3,633
Cash collateral - other	43	50
Repurchase agreements	1,373	1,489
Commercial paper	72	128
Bank overdrafts	2	1
Other creditors	2,174	3,067
At December 31	15,208	16,978
Current	14,992	16,101
Non-current	216	877
At December 31	€ 15,208	€ 16,978